UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)				July 31, 2005

COMMON STOCKS AND WARRANTS 94.99%			Shares	Value

Aircraft & Defense 1.15%
Argon ST, Inc.			10,000	$347,600	*
Goodrich Corp.			10,000	442,400
				790,000

Apparel 0.99%
Phillips-Van Heusen Corp.			20,000	678,000

Beverages 0.75%
PepsiAmericas, Inc.			20,000	515,600

Building Materials 1.90%
Florida Rock Industries, Inc.			10,500	576,345
Martin Marietta Materials, Inc.			10,000	726,900
				1,303,245

Chemicals 1.16%
Potash Corporation of Saskatchewan, Inc.			7,500	799,200

Collectibles 0.89%
RC2 Corp.			15,000	612,150	*

Communications 6.02%
ADC Telecommunications, Inc.			25,000	653,500	*
ALLTEL Corp.			10,000	665,000
Comtech Telecommunications Corp.			12,500	441,875	*
Comverse Technology, Inc.			25,000	632,250	*
Motorola, Inc.			25,000	529,500
NICE Systems Ltd., Sponsored ADR			10,000	420,700	*
Scientific-Atlanta, Inc.			10,000	385,000
Sprint Corp.			15,000	403,500
				4,131,325

Computer Software & Hardware 3.87%
Apple Computer, Inc.			8,000	341,200	*
Fun Technologies plc			180,000	799,625	*
FileNet Corp.			10,000	282,700	*
Seagate Technology			20,000	387,400	*
Sybase, Inc.			15,000	319,200	*
Western Digital Corp.			35,000	524,650	*
				2,654,775

Construction 2.27%
Beazer Homes USA, Inc.			5,000	327,200
Chicago Bridge & Iron Co. N.V., NY Shares			13,800	385,710
Hovnanian Enterprises, Inc., Class A			12,000	848,160	*
				1,561,070

Consumer Products 0.56%
Jarden Corp.			10,000	383,600	*

Distribution/Wholesale 1.38%
Beacon Roofing Supply, Inc.			15,000	389,550	*
Central European Distribution Corp.			15,000	559,950	*
				949,500

Electronics & Components 3.19%
AMETEK, Inc.			15,000	618,000
FLIR Systems, Inc.			10,000	328,900	*
Jabil Circuit, Inc.			10,000	311,900	*
Logitech International S.A., ADR			10,000	389,600	*
NVIDIA Corp.			20,000	541,200	*
				2,189,600

Energy 1.19%
Edison International			20,000	817,600

Engineering & Construction 0.97%
Jacobs Engineering Group, Inc.			5,000	294,400	*
URS Corp.			10,000	374,500	*
				668,900

Financial Services 7.26%
Ameritrade Holding Corp.			20,000	390,600	*
Asset Acceptance Capital Corp.			25,000	683,500	*
CompuCredit Corp.			10,000	378,700	*
Dundee Wealth Management, Inc.			78,000	636,137
GMP Capital Corp.			25,000	578,844
Merrill Lynch & Co., Inc.			5,000	293,900
Nuveen Investments, Class A			10,000	380,000
Partners Trust Financial Group, Inc.			30,000	356,700
Charles Schwab Corp.			25,000	342,500
Unibanco, GDR			2,000	73,580
Whitney Holding Corp.			10,000	331,200
Zions Bancorporation			7,500	536,100
				4,981,761

Food Products 0.66%
Chiquita Brands International, Inc.			15,000	452,700

Gaming 0.52%
Penn National Gaming, Inc.			10,000	357,500	*

Gold Mining 0.23%
Goldcorp, Inc., Warrants, Class B			100,000	160,665	*

Healthcare Products, Equipment & Services 5.50%
American Retirement Corp.			35,000	495,250	*
Community Health Systems, Inc.			20,000	772,200	*
Humana, Inc.			15,000	597,750	*
Meridian Bioscience, Inc.			15,000	374,850
SurModics, Inc.			6,800	264,248	*
Techne Corp.			12,500	613,375	*
WellChoice, Inc.			10,000	660,000	*
				3,777,673

Human Resources 0.53%
The Ultimate Software Group, Inc.			20,000	366,000	*

Insurance 4.04%
HCC Insurance Holdings, Inc.			15,000	415,800
Prudential Financial, Inc.			10,000	669,000
Universal American Financial Corp.			25,000	615,500	*
W. R. Berkley Corp.			10,000	374,300
Zenith National Insurance Corp.			10,000	696,400
				2,771,000

Internet Systems 1.46%
CNET Networks, Inc.			30,000	384,000	*
Symantec Corp.			15,000	329,550	*
WebSideStory, Inc.			20,000	292,000	*
				1,005,550

Investment Companies 0.17%
Endeavour Mining Capital Corp.			50,000	114,586

Investment Trust 0.62%
Canadian Oil Sands Trust			5,000	424,092

Machinery 0.91%
Finning International, Inc.			10,000	309,750
Regal-Beloit Corp.			10,000	315,000
				624,750

Manufacturing 3.57%
BorgWarner, Inc.			5,000	290,850
ITT Industries, Inc.			10,000	1,064,000
Lennox International, Inc.			15,000	366,300
Teleflex, Inc.			5,000	331,650
The Westaim Corp.			100,000	395,547	*
				2,448,347

Medical Information Systems 2.65%
Allscripts Healthcare Solutions, Inc.			40,000	678,800	*
Cerner Corp.			7,500	565,650	*
Per-Sé Technologies, Inc.			25,000	576,750	*
				1,821,200

Medical Products 7.84%
American Medical Systems Holdings, Inc.			15,000	348,750	*
Aspect Medical Systems, Inc.			10,000	330,000	*
Baxter International, Inc.			20,000	785,400
Covance, Inc.			15,000	743,250	*
Haemonetics Corp.			10,000	422,300	*
ICU Medical, Inc.			10,000	330,200	*
PSS World Medical, Inc.			25,000	365,500	*
Respironics, Inc.			10,000	379,000	*
Stryker Corp.			10,000	540,900
The Cooper Companies, Inc.			7,500	515,250
Viasys Healthcare, Inc.			25,000	621,000	*
				5,381,550

Metal & Mineral Mining 1.09%
Charles & Colvard Ltd.			5,000	136,650
Northern Orion Resources, Inc.			250,000	613,710	*
				750,360

Office Furnishings 1.56%
Herman Miller, Inc.			20,000	638,600
HNI Corp.			7,500	436,125
				1,074,725

Oil & Gas Drilling 5.02%
Helmerich & Payne, Inc.			20,000	1,142,400
Nabors Industries, Inc.			10,000	654,500	*
Noble Corp.			5,000	335,900
Patterson-UTI Energy, Inc.			40,000	1,313,200
				3,446,000

Oil & Gas Extraction & Services 4.91%
Energen Corp.			15,000	526,500
Halliburton Co.			5,000	280,250
Noble Energy, Inc.			10,000	825,100
Oil States International, Inc.			30,000	887,400	*
St. Mary Land & Exploration Co.			20,000	632,000
W-H Energy Services, Inc.			6,900	216,660	*
				3,367,910

Paper Products 0.44%
Votorantim Celulose e Papel S.A., Sponsored ADR			25,000	301,250

Pharmaceuticals 2.23%
Endo Pharmaceuticals Holdings, Inc.			10,000	284,600	*
Gilead Sciences, Inc.			10,000	448,100	*
United Therapeutics Corp.			15,000	800,250	*
				1,532,950

Pipelines 0.51%
Questar Corp.			5,000	350,900

Real Estate 0.37%
Trammell Crow Co.			10,000	252,600	*

REITS 3.81%
BioMed Realty Trust, Inc.			15,000	381,450
General Growth Properties, Inc.			10,000	459,800
Heritage Property Investment Trust			15,000	558,000
Hospitality Properties Trust			10,000	444,000
Host Marriott Corp.			20,000	373,000
Simon Property Group, Inc.			5,000	398,700
				2,614,950

Rentals 0.57%
McGrath Rentcorp			15,000	389,850

Research & Development 0.13%
Kendle International, Inc.			5,000	91,750	*

Restaurants 1.35%
Domino's Pizza, Inc.			25,000	625,500
Red Robin Gourmet Burgers, Inc.			5,000	300,200	*
				925,700

Retail 7.51%
bebe stores, inc.			10,000	284,600
Burlington Coat Factory Warehouse Corp.			10,000	410,300
Coldwater Creek, Inc.			20,000	553,800	*
CVS Corp.			20,000	620,600
Jos. A. Bank Clothiers, Inc.			10,000	457,000	*
O'Reilly Automotive, Inc.			25,000	806,500	*
Tractor Supply Co.			5,000	281,100	*
United Auto Group, Inc.			10,000	353,500
Urban Outfitters, Inc.			15,000	910,650	*
Walgreen Co.			10,000	478,600
				5,156,650

Security Devices 0.56%
LoJack Corp.			20,000	382,000	*

Storage 0.92%
Mobile Mini, Inc.			15,000	630,300	*

Tobacco 0.45%
Rothmans, Inc.			15,000	310,729

Utilities 1.31%
Public Service Enterprise Group, Inc.			10,000	643,000
Terasen, Inc.			10,000	256,086
				899,086

Total Common Stocks and Warrants				65,219,649
(cost $56,774,195)

			Principal
REPURCHASE AGREEMENT 3.60%			Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
07/29/05, 3.26%, due 08/01/05, repurchase price $2,471,999, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $2,471,328)			$2,471,328	2,471,328

Total Investments 98.59%				67,690,977
(cost $59,245,523)
Other assets and liabilities, net 1.41%				966,913

NET ASSETS 100%				$68,657,890

See accompanying notes to portfolios of investments.

MEGATRENDS FUND
Portfolio of Investments (unaudited)				July 31, 2005

COMMON STOCKS 93.96%			Shares	Value

Aircraft & Defense 3.13%
Northrop Grumman Corp.			8,000	$443,600

Automobile 1.87%
Toyota Motor Corp., Sponsored ADR			3,500	265,510

Beverages 3.00%
The Coca-Cola Co.			9,700	424,472

Chemicals 3.67%
Air Products & Chemicals, Inc.			4,200	250,992
The Dow Chemical Co.			5,600	268,520
				519,512

Computer Software & Hardware 10.36%
CACI International, Inc., Class A			5,500	361,845	*
Electronic Arts, Inc.			9,400	541,440	*
Microsoft Corp.			22,000	563,420
				1,466,705

E-Commerce 1.77%
eBay, Inc.			6,000	250,680	*

Electronics & Components 6.97%
Intel Corp.			18,000	488,520
Texas Instruments, Inc.			15,700	498,632
				987,152

Energy 2.44%
FPL Group, Inc.			8,000	344,960

Financial Services 10.72%
American Express Co.			8,300	456,500
Citigroup, Inc.			7,500	326,250
Wells Fargo & Co.			12,000	736,080
				1,518,830

Healthcare 2.22%
UnitedHealth Group, Inc.			6,000	313,800

Holding Company 4.62%
Berkshire Hathaway, Inc., Class B			235	653,770	*

Internet System 2.47%
Yahoo! Inc.			10,500	350,070	*

Manufacturing 4.08%
General Electric Co.			5,000	172,500
The Procter & Gamble Co.			7,300	406,099
				578,599

Media 2.17%
Comcast Corp., Class A			10,000	307,300	*

Metal Mining 1.72%
Newmont Mining Corp.			6,500	244,075

Oil & Gas - Integrated 2.35%
Suncor Energy, Inc.			6,800	332,520

Oil & Gas Drilling 6.64%
Nabors Industries, Inc.			5,000	327,250	*
Noble Corp.			4,000	268,720
Transocean, Inc.			6,100	344,223	*
				940,193

Oil & Gas Extraction & Services 8.52%
Marathon Oil Corp.			5,000	291,800
PetroChina Co., Ltd., ADR			6,500	579,995
Schlumberger Ltd.			4,000	334,960
				1,206,755

Pharmaceuticals 10.69%
Allergan, Inc.			3,000	268,110
Amylin Pharmaceuticals, Inc.			10,000	186,600	*
Novartis AG, ADR			6,700	326,357
Sanofi-Aventis, ADR			7,500	324,750
Teva Pharmaceutical Industries Ltd., Sponsored ADR			13,000	408,200
				1,514,017

Printing & Publishing 3.04%
Washington Post Co., Class B			485	431,068

Utilities 1.51%
Exelon Corp.			4,000	214,080

Total Common Stocks				13,307,668
(cost $11,236,793)

UNITED STATES
GOVERNMENT	Discount	Maturity	Principal
OBLIGATION 2.47%	Rate	Date	Amount

United States Treasury Strip 2.47%
U.S. Treasury Strip
(cost $323,679)	2.86%	11/15/28	$1,000,000	349,921

Total Securities				13,657,589

REPURCHASE AGREEMENT 2.46%

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
07/29/05, 3.26%, due 08/01/05, repurchase price $348,477, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $348,382)			348,382	348,382

Total Investments 98.89%				14,005,971
(cost $11,908,854)
Other assets and liabilities, net 1.11%				157,077

NET ASSETS 100%				$14,163,048

See accompanying notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)				July 31, 2005

COMMON STOCKS 91.72%			Shares	Value

Automobile 1.03%
Dogus Otomotiv Servis ve Ticaret a.s			2,449,527	$6,909,965

Communications 21.20%
AFK Sistema, Sponsored GDR, 144A			398,752	7,065,885	*
Mobile Telesystems, Sponsored ADR			884,244	31,355,292
Telekomunikacja Polska S.A.			1,035,611	7,074,605
Telekomunikacja Polska S.A., GDR			6,565,834	44,319,380
VimpelCom, Sponsored ADR			1,358,690	52,146,522	*
				141,961,684

Distribution/Wholesale 0.86%
Central European Distribution Corp.			154,099	5,752,516	*

Diversified Operations 8.96%
Haci Omer Sabanci Holding a.s.			13,826,885	59,967,257

Electric Services & Utilities 4.72%
Ceske Energticke Zavody			1,494,524	31,643,016

Financial Services 22.73%
Akbank T.A.S.			3,579,971	19,846,725
Bank Pekao S.A.			364,316	16,519,310
Komercni Banka a.s.			116,551	15,518,573
Komercni Banka a.s., Sponsored GDR			107,413	4,790,620
OTP Bank Rt.			1,223,908	46,043,465
OTP Bank Rt., GDR			223,782	16,985,054
Turkiye Garanti Bankasi a.s.			6,629,564	18,301,556	*
Turkiye Is Bankasi, Class C			2,497,892	14,224,685
				152,229,988

Insurance 2.57%
Aksigorta a.s.			3,594,251	17,214,885

Media 1.96%
Central European Media Enterprises Ltd., Class A			271,460	13,116,947	*

Metal Mining 2.95%
Ashurst Technology Ltd., Units			93,470	0	*
JSC MMC Norilsk Nickel, ADR			287,970	19,725,945
				19,725,945

Oil & Gas - Integrated 12.00%
LUKOIL, Sponsored ADR			1,452,378	60,055,830	*
MOL Magyar Olaj-es Gazipari Rt.			202,378	20,285,885
				80,341,715

Oil & Gas Extraction 11.09%
First Calgary Petroleums Ltd.			976,253	6,241,872	*
NovaTek OAO Sponsored GDR, 144A			242,700	5,023,890	*
Novy Neft Ltd.			254,918	5,332,375	* +
Novy Neft II Ltd.			134,710	2,010,277	* +
Polski Koncern Naftowy Orlen S.A.			1,805,644	29,140,666
Surgutneftegaz, Sponsored ADR			648,473	26,483,637
				74,232,717

Printing & Publishing 1.65%
Hurriyet Gazetecilik ve Matbaacilik a.s.			4,195,003	11,074,454

Total Common Stocks				614,171,089
(cost $531,681,313)

PREFERRED STOCKS 2.84%

Oil & Gas Extraction 2.84%
Surgutneftegaz, Preferred Stock			6,929,631	4,486,936
Surgutneftegaz, Preferred Stock, Sponsored ADR			12,058	780,755
Transneft, Preferred Stock			13,287	13,752,045	*
				19,019,736

Total Preferred Stocks				19,019,736
(cost $14,332,242)

Total Securities				633,190,825

			Principal
REPURCHASE AGREEMENT 3.82%			Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
07/29/05, 3.26%, due 08/01/05, repurchase price $25,557,148, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $25,550,207)			$25,550,207	25,550,207

Total Investments 98.38%				658,741,032
(cost $571,563,762)
Other assets and liabilities, net 1.62%				10,841,752

NET ASSETS 100%				$669,582,784

See accompanying notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)				July 31, 2005

COMMON STOCKS 90.00%			Shares	Value

Airports 2.91%
Grupo Aeroportuario del Sureste S.A. de CV, ADR			10,360	$355,970

Biotechnology 1.08%
Global Bio-chem Technology Group Co., Ltd.			263,016	131,948

Coal 1.31%
Semirara Mining Corp.			153,800	79,427	*
Yanzhou Coal Mining Co., Ltd., Class H			97,200	80,071
				159,498

Communications 7.91%
Empresa Nacional de Telecomunicaciones S.A.			23,466	237,540
Telekomunikacja Polska S.A.			36,904	252,104
Telkom South Africa Ltd.			11,942	228,653
VimpelCom, Sponsored ADR			6,457	247,820	*
				966,117

Computer Software & Hardware 2.13%
Advantech Co., Ltd.			99,000	259,692

Construction 3.33%
Corporación GEO, S.A. de C.V., Series B			63,471	175,635	*
Naim Cendera Holdings Berhad			272,700	231,219
				406,854

Diversified Operations 3.67%
GS Holdings Corp.			9,200	202,287
Haci Omer Sabanci Holding a.s.			56,631	245,609
				447,896

Electronics & Components 12.50%
Hon Hai Precision Industry Co., Ltd.			50,000	280,828
Samsung Electronics Co., Ltd.			1,338	738,757
Taiwan Semiconductor Manufacturing Co., Ltd.			104,999	175,273
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR			14,774	126,909
Vanguard International Semiconductor Corp.			230,957	205,086
				1,526,853

Financial Services 23.94%
ABSA Group Ltd.			16,765	233,791
Bank Leumi Le-Israel			104,156	293,459
Cathay Financial Holding Co., Ltd.			172,000	343,784
Commerce Asset-Holding Berhad			161,400	238,840
Kookmin Bank			3,400	181,081
Kookmin Bank, Sponsored ADR			6,467	340,681
OTP Bank Rt.			6,833	257,058
Shinhan Financial Group Co., Ltd.			8,460	257,529
Siam Commercial Bank plc			176,743	208,893
Standard Bank Group Ltd.			25,149	270,835
Taishin Financial Hldgs			415,968	297,586
				2,923,537

Gas Distribution 2.89%
Xinao Gas Holdings Ltd.			446,000	352,830

Insurance 1.65%
Hyundai Marine & Fire Insurance Co., Ltd.			26,667	201,442

Investment Trust 2.17%
Morgan Stanley India Investment Fund, Inc.			6,992	265,346

Media 1.72%
Central European Media Enterprises Ltd., Class A			4,347	210,047	*

Metal & Mineral Mining 2.05%
Grupo Mexico S.A. De CV, Series B			146,136	250,240

Oil & Gas - Integrated 12.49%
China Petroleum & Chemical Corp., ADR			2,799	121,505
China Petroleum & Chemical Corp., Class H			265,000	115,047
LUKOIL, Sponsored ADR			4,277	176,854	*
Petroleo Brasileiro S.A., ADR			7,230	330,556
Sasol Ltd.			6,720	200,883
Sasol Ltd., Sponsored ADR			8,105	243,960
SK Corp.			4,467	220,884
Tyumen Oil Co.			23,297	115,553	*
				1,525,242

Oil & Gas Extraction 6.11%
Bankers Petroleum Ltd.			108,136	118,177	*
Dragon Oil plc			112,194	235,386	*
First Calgary Petroleums Ltd.			19,947	127,531	*
Nelson Resources Ltd.			63,030	121,315	*
Regal Petroleum plc			44,776	144,161	*
				746,570

Transportation 2.14%
All America Latina Logistica			7,562	261,469	*

Total Common Stocks				10,991,551
(cost $10,588,757)

PREFERRED STOCKS 4.38%

Diversified Operations 3.00%
Bradespar S.A., Preferred Stock			19,211	366,346	*

Electric Generation 1.38%
AES Tiete S.A., Preferred Stock			9,065,000	168,686

Total Preferred Stocks				535,032
(cost $526,463)

EQUITY-LINKED SECURITIES 0.97%

Financial Services 0.97%
UTI Bank Ltd, (April 2010)			19,858	118,810
(cost $102,181)

Total Securities				11,645,393

			Principal
REPURCHASE AGREEMENT 6.87%			Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
07/29/05, 3.26%, due 08/01/05, repurchase price $839,297, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $839,069)			$839,069	839,069

Total Investments 102.22%				12,484,462
(cost $12,056,470)
Other assets and liabilities, net (2.22)%				(270,567)

NET ASSETS 100%				$12,213,895

See accompanying notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) July 31, 2005

Legend
* Non-income producing security
+ Affiliated company (see following)
ADR American Depositary Receipt
GDR Global Depositary Receipt
NY Shares New York Registered shares

Joint Tri-Party Repurchase Agreement

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreement and the securities held as collateral at July 31, 2005 were:

Credit Suisse First Boston repurchase agreement, 07/29/05, 3.26%, due 08/01/05:
Total principal amount: $143,262,149; Total repurchase value: $143,301,069
Collateral:
$10,390,000 U.S. Treasury Note, 2.37%, 08/15/06
$  3,461,000 U.S. Treasury Note, 3.50%, 05/31/07
$42,751,000 U.S. Treasury Note, 3.75%, 05/15/08
$  1,175,000 U.S. Treasury Note, 6.00%, 08/15/09
$42,990,000 U.S. Treasury Note, 2.00%, 07/15/14
$42,724,000 U.S. Treasury Note, 4.25%, 11/15/14
   (total collateral market value, including accrued interest, of $146,133,143)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or sub-advisor. The following is a summary of transactions with each affiliated company during the quarter ended July 31, 2005.

	Shares of Affiliated Companies
	October 31, 2004	Additions	Reductions	July 31, 2005
Eastern European Fund
Novy Neft Ltd.	388,378	-	(133,460)	254,918
Novy Neft II Ltd.	296,849	-	(162,139)	134,710

At July 31, 2005, the value of investments in affiliated companies was $7,342,652, representing 1.10% of net assets, and the total cost was $4,773,606. Net realized gains on transactions were $1,684,491, and there was no income earned for the period. In addition, the fund's sub-adviser rebated to the fund $64,319 related to fees received they had received from the above affiliates.

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at July 31, 2005, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Holmes Growth	$59,245,523	$8,598,010	$(152,556)	$8,445,454
MegaTrends	11,908,854	2,194,349	(97,232)	2,097,117
Eastern European	571,563,762	101,293,993	(14,116,723)	87,177,270
Global Emerging Markets	12,056,470	987,371	(559,379)	427,992

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: September 29, 2005

By: /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: September 29, 2005